Equity - Common Stock (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock, shares issued, beginning of period (in shares)	908,732,809
Common stock, shares issued, end of period (in shares)	913,715,512	908,732,809
Common Stock [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock, shares issued, beginning of period (in shares)	908,733,000	896,279,000	664,796,000
Restricted stock issuances (net of forfeitures and cancellations) (in shares)	4,983,000	2,488,000	1,945,000
Common stock, shares issued, end of period (in shares)	913,716,000	908,733,000	896,279,000
Common Stock [Member] | Preferred stock exchanged for shares of common stock [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issued, conversion (in shares)	0	9,966,000	120,186,000
Common Stock [Member] | Convertible notes exchanged for shares of common stock [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issued, conversion (in shares)	0	0	55,428,000
Common Stock [Member] | Senior notes exchanged for shares of common stock [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issued, conversion (in shares)	0	0	53,924,000